Note 13 - Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Beginning balance	$ 3,514
Beginning balance	(3,514)
Depreciation for the year	(615)	$ (608)	$ (615)
Ending balance	(3,322)	(3,514)
Ending balance	3,322	3,514
Right-of-Use Asset	1,695	1,743	2,096
Land and buildings [member]
Statement Line Items [Line Items]
Beginning balance	1,743
Beginning balance	(1,743)
Ending balance	(1,695)	(1,743)
Ending balance	1,695	1,743
Right-of-Use Asset	1,695	1,743
Other equipment [member]
Statement Line Items [Line Items]
Beginning balance	611
Beginning balance	(611)
Ending balance	(493)	(611)
Ending balance	493	611
Right-of-Use Asset	0	0
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning balance	1,160
Beginning balance	(1,160)
Ending balance	(1,134)	(1,160)
Ending balance	1,134	1,160
Right-of-Use Asset	0	0
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning balance	5,544	5,873
Additions during the year	11
Exchange rate adjustments	697	(329)
Beginning balance	(5,544)	(5,873)
Ending balance	(6,252)	(5,544)	(5,873)
Ending balance	6,252	5,544	5,873
Gross carrying amount [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning balance	2,531	2,681
Additions during the year	0
Exchange rate adjustments	322	(150)
Beginning balance	(2,531)	(2,681)
Ending balance	(2,853)	(2,531)	(2,681)
Ending balance	2,853	2,531	2,681
Gross carrying amount [member] | Other equipment [member]
Statement Line Items [Line Items]
Beginning balance	1,357	1,438
Additions during the year	11
Exchange rate adjustments	169	(81)
Beginning balance	(1,357)	(1,438)
Ending balance	(1,537)	(1,357)	(1,438)
Ending balance	1,537	1,357	1,438
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning balance	1,656	1,754
Additions during the year	0
Exchange rate adjustments	206	(98)
Beginning balance	(1,656)	(1,754)
Ending balance	(1,862)	(1,656)	(1,754)
Ending balance	1,862	1,656	1,754
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Beginning balance	2,030	1,530
Exchange rate adjustments	(285)	108
Beginning balance	(2,030)	(1,530)
Depreciation for the year	(615)	(608)
Ending balance	(2,930)	(2,030)	(1,530)
Ending balance	2,930	2,030	1,530
Right-of-Use Asset	(1,215)	(788)	(585)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
Statement Line Items [Line Items]
Beginning balance	788	585
Exchange rate adjustments	(116)	41
Beginning balance	(788)	(585)
Depreciation for the year	(254)	(244)
Ending balance	(1,158)	(788)	(585)
Ending balance	1,158	788	585
Accumulated depreciation and amortisation [member] | Other equipment [member]
Statement Line Items [Line Items]
Beginning balance	746	581
Exchange rate adjustments	(101)	41
Beginning balance	(746)	(581)
Depreciation for the year	(197)	(206)
Ending balance	(1,044)	(746)	(581)
Ending balance	1,044	746	581
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning balance	496	364
Exchange rate adjustments	(68)	26
Beginning balance	(496)	(364)
Depreciation for the year	(164)	(158)
Ending balance	(728)	(496)	(364)
Ending balance	$ 728	$ 496	$ 364